UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ___________________________

Central Index Key Number of securitizer: __________________________

______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable

Real Estate Asset Liquidity Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001653397

Central Index Key Number of underwriter (if applicable): Not applicable

Norm Camiré, (416) 313-1230

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT
FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated, February 28, 2019, of PricewaterhouseCoopers LLP, obtained by Real Estate Asset Liquidity Trust, which report sets forth the findings and conclusions, as applicable, of PricewaterhouseCoopers LLP with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 28, 2019	MONTREAL TRUST COMPANY OF CANADA, as trustee of REAL ESTATE ASSET LIQUIDITY TRUST, by its administrative agent ROYAL BANK OF CANADA, as Purchaser

	By:	/s/ Rod Hunt
Name: Rod Hunt
Title: Managing Director, Real Estate Lending

By:	/s/ Norm Camiré
Name: Norm Camiré
Title: Managing Director & Head, Canadian CMBS

Exhibit 1 Agreed-upon procedures report, dated February 28, 2019, of PricewaterhouseCoopers LLP.

Report of Independent Accountants on Applying
Agreed-Upon Procedures

Royal Bank of Canada, as administrative agent of Real Estate Asset Liquidity Trust (the “Company”)
RBC WaterPark Place
88 Queens Quay West, 11th Floor
Toronto, Ontario M5J 0B8

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, herein referred to as the “Specified Party”, solely to assist you with the procedures enumerated below with respect to Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-HBC (the “Transaction”).  The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Party.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Party has requested that the procedures be performed on two (2) loans secured by two (2) separately assessed properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:
●
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Party. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

●	The value of collateral securing such assets; and

●	The compliance of the originator of the assets with federal, state/provincial, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the preliminary offering memorandum, investor presentation, term sheet and final offering memorandum (collectively, the “Offering Documents”) that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Offering Documents.

It should be understood that we make no representations as to:

●	The interpretation of the Offering Documents included in connection with our procedures;

●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

●	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Party would undertake in consideration of the Transaction.

For the purposes of this report:

●	The phrase “Cut-off Date” refers to the date of March 14, 2019 (the anticipated closing date of the Transaction).

●
The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date:

	o	2019.02.26 REALT 2019-HBC - Accountant Datatape.xlsx (provided on February 26, 2019).

●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File, and used by us in performing the procedures enumerated below.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.

●	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

●	The phrase “Amortization Table” refers to the schedule detailing each periodic payment of principal and interest and the loan’s beginning/remaining balance on each payment date.

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

●	The phrase “Appraisal Report” refers to the signed third-party appraisal report detailing the valuation of the property.

●	The phrase “Asset Summary Report” refers to the detailed write-up prepared by the Company which summarizes the significant information about the property and structure of the loan.

●	The phrase “Canada Post” refers to the postal code lookup tool included on the official Canada Post website, which was used to identify the postal code associated with the property’s address.

●	The phrase “Commitment Letter” refers to the signed agreement detailing the proposed loan terms offered to the borrower (subject to the lender’s completion of underwriting).

●	The phrase “Engineering Report” refers to the signed third-party property condition assessment which details the physical condition and any required/proposed repairs needed at the property.

●	The phrase “Environmental Report” refers to the signed third-party phase I report which details various environmental assessments related to the property.

●	The phrase “Ground Lease” refers to the signed ground lease agreement detailing the legal terms of the borrower’s leasing of the land.

●	The phrases “Guarantor/Indemnitor Financial Statements” refer to most recent financial statements detailing the guarantor/indemnitor(s) financial performance.

●	The phrase “Legal Summary” refers to the document summarizing the detailed loan and security terms and property information abstracted by the Company’s representative counsel.

●	The phrase “Loan Agreement” refers to the charge, hypotheque, mortgage note, or amendments/assumptions thereof, detailing the legal terms of the loan.

●	The phrase “Operating Statement” refers to the most recent financial statements detailing the property’s operating performance.

●
The phrase “Peer Review” refers to the signed third-party review form prepared by a second environmental firm, which summarizes the original environmental firm’s findings and the appropriateness of their environmental report.

●
The phrase “Rent Roll” refers to the schedule detailing the property’s occupied and vacant space, and includes information regarding each tenant’s lease terms, such as amount of space occupied, annual rent due, expiration date and renewal options.

●	The phrase “Site Inspection Report” refers to the summary worksheet detailing the condition of the property identified during the Company’s on-site inspection of the property.

●	The phrase “Title Insurance Policy” refers to the title policy indicating the property’s address and type of ownership interest.

●	The phrase “UW Cash Flow” refers to the property’s most recent three years of historical financial statement information and the Company’s underwriting projections, as contained in the Asset Summary Report.

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

The Company informed us that the loans representing the Underlying Collateral were not closed as of February 28, 2019.  As such, the following Source Documents refer to draft documents which were either incomplete or unexecuted, and therefore subject to change:

●	Amortization Table;
●	Asset Summary Report;
●	Legal Summary;
●	Loan Agreement; and
●	Title Insurance Policy.

Our procedures and results thereof are as follows:
From February 1, 2019 through February 26, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared the Specified Attributes set forth in the Final Data File to the corresponding Source Documents, and found them to be in agreement (the “Compared Attributes”), or (ii) recalculated the Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”). The procedures associated with the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A and Exhibit B, respectively. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A or Exhibit B are considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes relating to the Underlying Collateral as set forth on the attached Exhibit C.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Party (including for purposes of substantiating the Specified Party’s “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Party.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”),  that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

February 28, 2019
PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

Real Estate Asset Liquidity Trust
Commercial Mortgage Pass-Through Certificates, Series 2019-HBC

Exhibits

Exhibit A – Compared Attributes

Exhibit B – Recalculated Attributes

Exhibit C – Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2019-HBC

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
1	Cut_off_Date_Balance	Amortization Table	$1.00
2	Loan_Originator	Loan Agreement	None
3	Loan_Purpose	Asset Summary Report	None
4	Property_Address	Title Insurance Policy	None
5	Property_City	Title Insurance Policy	None
6	Property_Province	Title Insurance Policy	None
7	Property_Postal_Code	Canada Post	None
8	Property_Type	Appraisal Report	None
9	Loan Amount	Loan Agreement	None
10	Priority of Lender's Security (ie. First)	Legal Summary	None
11	Payment_Type	Commitment Letter	None
12	Daycount	Amortization Table	None
13	Payment Frequency	Loan Agreement	None
14	Payment Date Grace Period	Legal Summary	None
15	Mortgage_InterestRate_Fixed_or_Variable	Commitment Letter	None
16	Semi-Annual, not in advance Interest Rate	Legal Summary	None	(1)
17	Full Maturity Term (Mos) (ARD for Balloon Loans and Fully Amortizing, Full Maturity for Hyperam Loans)	Loan Agreement	None
18	Anticipated Repayment Term in Months (ARD Months)	Loan Agreement	None
19	Final Amortization Term in Months	Loan Agreement	None
20	Closing / Funding Date	Legal Summary	None
21	Interest Adjustment Date	Legal Summary	None
22	First Payment Date	Legal Summary	None
23	Maturity Date (ard date if balloon or fully amortizing, full maturity date if hyperam)	Legal Summary	None
24	Anticipated Repayment Date (ARD date if balloon or fully amortizing, hyperam start date if hyperam)	Legal Summary	None
25	Balloon_Amount	Amortization Table	$1.00
26	Amortization Description (Balloon, HyperAm or Fully Amortizing)	Legal Summary	None
27	HyperAmortization Start Date, if applicable	Loan Agreement	None	(2)
28	Step-up interest Rate for Hyperam Loans	Loan Agreement	None	(2)
29	Remaining Prepayment Restrictions	Legal Summary	None
30	Remaining Closed Period (excluding YM and/or Defeasance) and expressed as # of payment dates, excluding Maturity Date)	Legal Summary	None
31	Yield Maintenance Minimum	Legal Summary	None
32	Yield Maintenance Begin Date	Legal Summary	None
33	Remaining Yield Maintenance Period (expressed as # of payment dates, excluding Maturity Date)	Legal Summary	None
34	Yield Maintenance Spread (0, -0.50%, -1.0%, etc.)	Legal Summary	None
35	Defeasance Begin Date	Legal Summary	None
36	Defeasance Fee (expressed as %, $ or N/A if not applicable)	Legal Summary	None
37	Non-Penalty Open Period (expressed as # of payment dates, including the Maturity Date)	Legal Summary	None
38	Final Prepay Description (Yield Maintenance, Defeasance or Closed)	Legal Summary	None
39	Monthly Blended Principal and Interest Payment	Amortization Table	None
40	YR3_Year_of_Financial	UW Cash Flow	None
41	YR2_Year_of_Financial	UW Cash Flow	None
42	YR1_Year_of_Financial	UW Cash Flow	None
43	YR0_Year_of_Financial	UW Cash Flow	None
44	YR3_Net_Cash_Flow	UW Cash Flow	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2019-HBC

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
45	YR2_Net_Cash_Flow	UW Cash Flow	$1.00
46	YR1_Net_Cash_Flow	UW Cash Flow	$1.00
47	YR3_Net_Operating_Income	UW Cash Flow	$1.00
48	YR2_Net_Operating_Income	UW Cash Flow	$1.00
49	YR1_Net_Operating_Income	UW Cash Flow	$1.00
50	YR0_Net_Operating_Income	UW Cash Flow	$1.00
51	YR0 (U/W) Replacement Reserves (or FF& E for Hotel)	UW Cash Flow	$1.00
52	YR0_Net_Cash_Flow	UW Cash Flow	$1.00
53	Reconciled_Appraised_Value	Appraisal Report	None
54	Appraisal_Value_Date	Appraisal Report	None
55	Borrower_Entity_Name	Loan Agreement	None
56	Borrower_Entity_Type	Loan Agreement	None
57	Is Borrower a Canadian resident entity? Y, N	Legal Summary	None
58	Is Borrower a single asset entity, as identified by Lender? Y, N or Unknown	Legal Summary	None
59	Any Recourse (excluding carve-outs) or Guarantee? Y, N	Legal Summary	None
60	Amount of Recourse specified in Loan Documents (100%, 50%, $). N/A if not applicable	Legal Summary	None
61	To whom does Lender have Recourse (list names, including Borrower). N/A if not applicable	Legal Summary	None
62	Is this Loan cross-collateralized and cross-defaulted with other loans? Y, N	Loan Agreement	None
63	If Loan is cross-collateralized and cross-defaulted, name(s) of other crossed loans. N/A if not applicable	Loan Agreement	None
64	Is this Loan related to other loans or other Seller loans in same securitization? Y, N	Loan Agreement	None
65	If Loan is related to other loans or other Seller loans, name and relationship of Borrower or Principal on other loans in same securitization. N/A if not applicable	Loan Agreement	None
66	Year_Built	Engineering Report; Appraisal Report	None
67	Year_Renovated	Engineering Report; Appraisal Report	None
68	Net Rentable Area	Rent Roll	None
69	Net/Occupied_Rentable_Area_Units_Measure	Rent Roll	None
70	Occupied_Rentable_Area	Rent Roll	None
71	YR3_Physical Occupancy	UW Cash Flow	None
72	YR2_Physical Occupancy	UW Cash Flow	None
73	YR1_Physical Occupancy	UW Cash Flow	None
74	Rent Roll Date (Also Occupancy % Date)	Rent Roll	None
75	Number_Separately_Assessed_IncomeProducing_Properties	Legal Summary	None
76	Is the Property a condominium unit(s) or strata title? Y/N	Legal Summary	None
77	Fee, Leasehold or Fee and Leasehold	Ground Lease; Title Insurance Policy	None
78	Does the Property consist in whole or in part of a leasehold interest? Y, N	Ground Lease; Title Insurance Policy	None
79	Ground Lease expiration date (excluding renewals). N/A if not applicable	Ground Lease; Legal Summary	None
80	Any subordinate debt secured by the Property? Y, N	Commitment Letter	None
81	Nature of subordinate security. N/A if not applicable	Legal Summary	None
82	Amount of subordinate debt outstanding. $ or N/A if not applicable	Legal Summary	None
83	Is existing subordinate debt subject to subordination provisions? Y, N or N/A if not applicable	Legal Summary	None

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2019-HBC

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
84	Is existing subordinate debt subject to standstill provisions? Y, N or N/A if not applicable	Legal Summary	None
85	Do Loan Documents permit future subordinate debt? Y, N	Commitment Letter	None
86	If future subordinate debt permitted, provide information on Lender consent, LTV/DSCR and Subordination and Standstill Agreement requirements. N/A if not applicable	Legal Summary	None
87	Remaining Defeasance Period (expressed as # of payment dates, excluding Maturity Date)	Legal Summary	None
88	Any provision in Loan Documents allowing Borrower to obtain a release of part of the Property from Lender's security? Y, N	Loan Agreement	None
89	If Loan Documents allow Borrower to obtain release of part of the Property from Lender's security, describe release provisions. N/A if not applicable	Loan Agreement	None	(2)
90	Any provision in Loan Documents allowing Borrower to substitute new Property as collateral for existing Property collateral (other than defeasance) Y, N	Loan Agreement	None
91	If Loan Documents allow Borrower to substitute new Property as collateral, describe. N/A if not applicable	Loan Agreement	None	(2)
92	Site_Inspection_Date	Site Inspection Report	None
93	Envir_Report_Firm	Environmental Report; Peer Review	None
94	Envir_Report_Type	Environmental Report; Peer Review	None
95	Envir_Report_Analysis_Date	Environmental Report; Peer Review	None
96	Engineering_Firm	Engineering Report	None
97	Engineering_Date	Engineering Report	None
98	Replacement Reserve: Immediate ($)	Legal Summary	None
99	Repair Reserve: Immediate ($)	Legal Summary	None
100	Environmental Reserve: Immediate ($)	Legal Summary	None
101	Debt Service Reserve: Immediate ($)	Legal Summary	None
102	Realty Tax Reserve: Immediate ($)	Legal Summary	None
103	Lease Rollover Reserve: Immediate ($)	Legal Summary	None
104	Other Reserve: Immediate ($)	Legal Summary	None
105	Other Reserve: Immediate (Type/Description)	Legal Summary	None
106	Replacement Reserve: Monthly ($)	Legal Summary	None
107	Repair Reserve: Monthly ($)	Legal Summary	None
108	Environmental Reserve: Monthly ($)	Legal Summary	None
109	Debt Service Reserve: Monthly ($)	Legal Summary	None
110	Realty Tax Reserve: Monthly ($)	Legal Summary	None
111	Lease Rollover Reserve: Monthly ($)	Legal Summary	None
112	Other Reserve: Monthly ($)	Legal Summary	None
113	Other Reserve: Monthly ($) (Type/Description)	Legal Summary	None
114	Any Future Reserves? Y/N	Legal Summary	None
115	Description of Future Reserves	Legal Summary	None
116	Lock Box requirement? Y, N	Legal Summary	None
117	Lock Box Hard or Soft? N/A if not applicable	Legal Summary	None
118	Lock Box Springing? Y, N or N/A	Legal Summary	None
119	Participation or 100% Ownership	Legal Summary	None
120	Single Tenant (Y/N)	Rent Roll	None
121	% Occupied by Owner	Rent Roll	None

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2019-HBC

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
122	Owner Occupied (Y/N)	Rent Roll	None
123	Largest_Tenant_Name	Rent Roll	None
124	Largest_Tenant_SqFt	Rent Roll	None
125	Largest_Tenant_Exp_Date	Rent Roll	None
126	2nd_Largest_Tenant_Name	Rent Roll	None	(2)
127	2nd_Largest_Tenant_SqFt	Rent Roll	None	(2)
128	2nd_Largest_Tenant_Exp_Date	Rent Roll	None	(2)
129	3rd_Largest_Tenant_Name	Rent Roll	None	(2)
130	3rd_Largest_Tenant_SqFt	Rent Roll	None	(2)
131	3rd_Largest_Tenant_Exp_Date	Rent Roll	None	(2)
132	Tenant Expiry Year0 Ending	Rent Roll	None	(2)
133	Number of Scheduled Lease Expiries in Year0	Rent Roll	None	(2)
134	Total NRSF Expiring in Year0	Rent Roll	None	(2)
135	% of Total NRSF Expiring in Year0	Rent Roll	None	(2)
136	Number of Scheduled Lease Expiries in Year1	Rent Roll	None	(2)
137	Total NRSF Expiring in Year1	Rent Roll	None	(2)
138	% of Total NRSF Expiring in Year1	Rent Roll	None	(2)
139	Number of Scheduled Lease Expiries in Year2	Rent Roll	None	(2)
140	Total NRSF Expiring in Year2	Rent Roll	None	(2)
141	% of Total NRSF Expiring in Year2	Rent Roll	None	(2)
142	Number of Scheduled Lease Expiries in Year3	Rent Roll	None	(2)
143	Total NRSF Expiring in Year3	Rent Roll	None	(2)
144	% of Total NRSF Expiring in Year3	Rent Roll	None	(2)
145	Number of Scheduled Lease Expiries in Year4	Rent Roll	None	(2)
146	Total NRSF Expiring in Year4	Rent Roll	None	(2)
147	% of Total NRSF Expiring in Year4	Rent Roll	None	(2)
148	Number of Scheduled Lease Expiries in Year5	Rent Roll	None	(2)
149	Total NRSF Expiring in Year5	Rent Roll	None	(2)
150	% of Total NRSF Expiring in Year5	Rent Roll	None	(2)
151	Number of Scheduled Lease Expiries in Year6	Rent Roll	None	(2)
152	Total NRSF Expiring in Year6	Rent Roll	None	(2)
153	% of Total NRSF Expiring in Year6	Rent Roll	None	(2)
154	Number of Scheduled Lease Expiries in Year7	Rent Roll	None	(2)
155	Total NRSF Expiring in Year7	Rent Roll	None	(2)
156	% of Total NRSF Expiring in Year7	Rent Roll	None	(2)
157	Number of Scheduled Lease Expiries in Year8	Rent Roll	None	(2)
158	Total NRSF Expiring in Year8	Rent Roll	None	(2)
159	% of Total NRSF Expiring in Year8	Rent Roll	None	(2)
160	Number of Scheduled Lease Expiries in Year9	Rent Roll	None	(2)
161	Total NRSF Expiring in Year9	Rent Roll	None	(2)
162	% of Total NRSF Expiring in Year9	Rent Roll	None	(2)
163	Number of Scheduled Lease Expiries in Year10	Rent Roll	None	(2)
164	Total NRSF Expiring in Year10	Rent Roll	None	(2)
165	% of Total NRSF Expiring in Year10	Rent Roll	None	(2)
166	Pari Passu? Y/N	Legal Summary	None
167	If Pari Passu, initial or balance?	Legal Summary	None	(2)
168	Pari Passu %	Legal Summary	None	(2)
169	If Balance, name of Pool Code of initial	Legal Summary	None	(2)
170	Whole Loan Amount	Legal Summary	None	(2)
171	Whole Loan Cut-Off Balance	Legal Summary	$1.00	(2)
172	Whole Loan Balloon Balance	Legal Summary	$1.00	(2)
173	Whole Loan Monthly Payment	Legal Summary	None	(2)
174	Pooled Loan Amount	Legal Summary	None	(2)
175	Pooled Cut-Off Balance	Legal Summary	$1.00	(2)
176	Pooled Loan Balloon Balance	Legal Summary	$1.00	(2)

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2019-HBC

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
177	Pooled Loan Monthly Payment	Legal Summary	None	(2)
178	Non-Pooled Loan Amount	Legal Summary	None	(2)
179	Non-Pooled Cut-Off Balance	Legal Summary	$1.00	(2)
180	Non-Pooled Loan Balloon Balance	Legal Summary	$1.00	(2)
181	Non-Pooled Loan Monthly Payment	Legal Summary	None	(2)
182	A/B Note? Y/N	Legal Summary	None
183	B Note Amount	Legal Summary	None	(2)
184	Assumption Fee	Loan Agreement	None
185	Date of Operating Statement	Operating Statement	None
186	Date of Guarantor / Indemnitor Financial Statement	Guarantor/Indemnitor Financial Statements	None

(1)
For the portfolio row (HBC JV Portfolio), a computation from the Final Data File in which the Semi-Annual, not in advance Interest Rate for each respective loan was multiplied by the corresponding Cut_off_Date_Balance. These amounts were summed, and then divided by the aggregate Cut_off_Date_Balance of the Underlying Collateral.

(2)	If the Source Document related to the Specified Attribute was not included in the Loan File, or the Specified Attribute was not stated in the Source Document provided, "N/A" was utilized.

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

Real Estate Asset Liquidity Trust	EXHIBIT B
Commercial Mortgage Pass-Through Certificates, Series 2019-HBC

Recalculated Attributes

#	Specified Attribute	Logic or Formula	Tolerance Level
1	Percentage of Cut off Date Balance	A recalculation based on the Final Data File in which the respective loan's Cut_off_Date_Balance was divided by the aggregate Cut_off_Date_Balance of the Underlying Collateral.	0.1%
2	Cumulative percentage Cut off date Balance	A recalculation based on the Final Data File in which the respective loan’s Percentage of Cut off Date Balance was added to the sum of the Percentage of Cut off Date Balances for all loans which have a Control Number larger than the respective loan.	0.1%
3	Monthly_Compounding_MortgageRate
A recalculation based on the Final Data File for each respective loan as follows: ((((1+Semi-Annual, not in advance Interest Rate/2)^(2/12))-1)*12).

For the portfolio row (HBC JV Portfolio), a recalculation from the Final Data File in which the Monthly_Compounding_MortgageRate for each respective loan was multiplied by the corresponding Cut_off_Date_Balance. These amounts were summed, and then divided by the aggregate Cut_off_Date_Balance of the Underlying Collateral.
			None
4	Net mortgage rate
A recalculation based on the Final Data File in which the respective loan's Administrative Cost Rate was subtracted from the corresponding Monthly_Compounding_MortgageRate.

For the portfolio row (HBC JV Portfolio), a computation from the Final Data File in which the Net mortgage rate for each respective loan was multiplied by the corresponding Cut_off_Date_Balance. These amounts were summed, and then divided by the aggregate Cut_off_Date_Balance of the Underlying Collateral.
			None
5	NCF Debt Yield at Origination	A recalculation based on the Final Data File in which the respective loan's YR0_Net_Cash_Flow was divided by the corresponding Loan Amount.	0.1%
6	Remaining_Term_to_Maturity_ARD_Mos
A recalculation based on the Final Data File in which the respective loan's Seasoning (Number of Loan Payments including Cut-off Date payment) was subtracted from the corresponding Anticipated Repayment Term in Months (ARD Months).
			None
7	Remaining_Amortization_Term
A recalculation based on the Final Data File in which the respective loan's Seasoning (Number of Loan Payments including Cut-off Date payment) was subtracted from the corresponding Final Amortization Term in Months.
			None
8	Seasoning (Number of Loan Payments including Cut-Off Date payment)
A recalculation based on the Final Data File in which the number of monthly payments occurring between the respective loan’s First Payment Date, through and including, the Cut-off Date (Paid Through Date) were counted.
			None
9	Annual_Debt_Service	A recalculation based on the Final Data File in which the respective loan's Monthly Blended Principal and Interest Payment was multiplied by 12.	$1.00
10	Adjusted UW NOI (UW NOI + UW Replacement or FFE Reserves)	A recalculation based on the Final Data File in which the respective loan's YR0_Net_Operating_Income was added to the corresponding YR0 (U/W) Replacement Reserves (or FF&E for Hotel).	$1.00
11	Adjusted Underwritten NOI DSCR (UW NOI + U/W Replacement or FFE Reserves / Annual Debt Service)	A recalculation based on the Final Data File in which the respective loan's Adjusted UW NOI (UW NOI + UW Replacement or FFE Reserves) was divided by the corresponding Annual_Debt_Service.	$1.00
12	UW_NCF_DSCR	A recalculation based on the Final Data File in which the respective loan's YR0_Net_Cash_Flow was divided by the corresponding Annual_Debt_Service.	0.01x

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

Real Estate Asset Liquidity Trust	EXHIBIT B
Commercial Mortgage Pass-Through Certificates, Series 2019-HBC

Recalculated Attributes

#	Specified Attribute	Logic or Formula	Tolerance Level
13	Cut_Off_Date_LTV	A recalculation based on the Final Data File in which the respective loan's Cut_off_Date_Balance was divided by the corresponding Reconciled_Appraised_Value.	0.1%
14	Balloon_LTV	A recalculation based on the Final Data File in which the respective loan's Balloon_Amount was divided by the corresponding Reconciled_Appraised_Value.	0.1%
15	Current Balance Per Sq Ft, Unit, Pad or Room	A recalculation based on the Final Data File in which the respective loan's Cut_off_Date_Balance was divided by the corresponding Net Rentable Area.	$1.00
16	Physical Occupancy	A recalculation based on the Final Data File in which the respective loan's Occupied_Rentable_Area was divided by the corresponding Net Rentable Area.	None
17	Largest Tenant % of Total Underwritten Base Rent	A recalculation based on the Rent Roll in which the respective loan's largest tenant's total base rent was divided by the corresponding total underwritten base rent for the property.	0.1%
18	Largest Tenant % of Total NRSF	A recalculation based on the Final Data File in which the respective loan's Largest_Tenant_SqFt was divided by the corresponding Net Rentable Area.	None
19	2nd Largest Tenant % of Total Underwritten Base Rent	A recalculation based on the Rent Roll in which the respective loan's 2nd largest tenant's total base rent was divided by the corresponding total underwritten base rent for the property.	0.1%
20	2nd Largest Tenant % of Total NRSF	A recalculation based on the Final Data File in which the respective loan's 2nd_Largest_Tenant_SqFt was divided by the corresponding Net Rentable Area.	None
21	3rd Largest Tenant % of Total Underwritten Base Rent	A recalculation based on the Rent Roll in which the respective loan's 3rd largest tenant's total base rent was divided by the corresponding total underwritten base rent for the property.	0.1%
22	3rd Largest Tenant % of Total NRSF	A recalculation based on the Final Data File in which the respective loan's 3rd_Largest_Tenant_SqFt was divided by the corresponding Net Rentable Area.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

Real Estate Asset Liquidity Trust	EXHIBIT C
Commercial Mortgage Pass-Through Certificates, Series 2018-1

Below is a list of the Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents, or recalculated, as part of our procedures enumerated in Exhibit A and Exhibit B.

#	Specified Attribute	Applicable Underlying Collateral
1	Control Number	All
2	Loan Number	All
3	DealName_ or_PropertyName	All
4	Administrative Cost Rate	All
5	Cut-Off Date (Paid Through Date)	All
6	If Loan is cross-collateralized and cross-defaulted, loan number(s) of other crossed loans. N/A if not applicable	All
7	If Loan is related to other loans or Seller Loans, loan number(s) of other related loans. N/A if not applicable	All
8	Pool_Code	All
9	Has the Whole Loan been previously securitized? Y/N/Unknown	All
10	If the Whole Loan was previously securitized, which CMBS Issue was it securitized in?	All
11	Additional Notes	All

PricewaterhouseCoopers LLP, 300 Madison Avenue
New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14